Schedule of other payables and accrued liabilities (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses	[1]	$ 1,180,519	$ 823,345
Accrued payroll		413,219	811,680
Accrued interests	[2]	4,391	249,867
Others			2,520
Total other payables and accrued liabilities		$ 1,598,129	$ 1,887,412

[1]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.
[2]	The balance of accrued interests represented the balance of interest payable from short-term loan – third parties.